Small Cap Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

Common Stocks (97.4%)	Shares/ Par +	Value $ (000’s)
Communication Services (1.1%)
Bumble, Inc. *	157,989	3,089
Ziff Davis, Inc. *	50,820	3,966

Total		7,055

Consumer Discretionary (11.2%)
Churchill Downs, Inc.	22,548	5,796
Crocs, Inc. *	84,034	10,625
Deckers Outdoor Corp. *	9,579	4,306
Fox Factory Holding Corp. *	61,883	7,511
Patrick Industries, Inc.	34,412	2,368
Penn National Gaming, Inc. *	123,359	3,659
Texas Roadhouse, Inc.	96,844	10,465
Visteon Corp. *	47,740	7,487
Wingstop, Inc.	55,146	10,124
YETI Holdings, Inc. *	182,477	7,299

Total		69,640

Consumer Staples (5.9%)
The Beauty Health Co. *	310,918	3,927
The Boston Beer Co., Inc. - Class A *	9,015	2,963
Celsius Holdings, Inc. *	78,594	7,305
Freshpet, Inc. *	68,706	4,548
Lancaster Colony Corp.	26,046	5,284
Performance Food Group Co. *	53,342	3,219
The Simply Good Foods Co. *	107,119	4,260
Sovos Brands, Inc. *	323,404	5,394

Total		36,900

Energy (5.7%)
Cactus, Inc.	62,827	2,590
Helmerich & Payne, Inc.	128,487	4,593
Magnolia Oil & Gas Corp.	329,951	7,219
Oasis Petroleum, Inc.	51,430	6,923
Ovintiv, Inc.	87,273	3,149
PDC Energy, Inc.	90,506	5,809
SM Energy Co.	173,067	4,874

Total		35,157

Financials (4.7%)
James River Group Holdings, Ltd.	106,583	2,201
MGIC Investment Corp.	409,916	5,501
Repay Holdings Corp. *	13,304	87
Shift4 Payments, Inc. *	51,630	3,914
Stifel Financial Corp.	93,695	5,537
Synovus Financial Corp.	97,219	2,997

Common Stocks (97.4%)	Shares/ Par +	Value $ (000’s)
Financials continued
Triumph Financial, Inc.	56,929	3,305
WEX, Inc. *	29,187	5,367

Total		28,909

Health Care (19.5%)
Aclaris Therapeutics, Inc. *	173,460	1,403
Alkermes PLC *	140,744	3,968
Amedisys, Inc. *	20,088	1,477
Apellis Pharmaceuticals, Inc. *	26,222	1,730
AtriCure, Inc. *	91,880	3,808
BioXcel Therapeutics, Inc. *	50,517	943
Blueprint Medicines Corp. *	78,888	3,549
Celldex Therapeutics, Inc. *	52,136	1,876
Crinetics Pharmaceuticals, Inc. *	112,973	1,814
Cytek Biosciences, Inc. *	214,121	1,968
Cytokinetics, Inc. *	88,992	3,132
Denali Therapeutics, Inc. *	113,301	2,610
Encompass Health Corp.	100,019	5,411
Geron Corp. *	773,961	1,680
Glaukos Corp. *	88,314	4,425
Globus Medical, Inc. - Class A *	62,215	3,524
Haemonetics Corp. *	77,594	6,421
HealthEquity, Inc. *	87,076	5,112
ImmunoGen, Inc. *	557,520	2,141
Inari Medical, Inc. *	67,735	4,182
Inspire Medical Systems, Inc. *	18,171	4,253
Integra LifeSciences Holdings Corp. *	99,408	5,707
Intellia Therapeutics, Inc. *	47,844	1,783
Intra-Cellular Therapies, Inc. *	91,038	4,930
IVERIC bio, Inc. *	73,838	1,796
Karuna Therapeutics, Inc. *	23,967	4,353
Kymera Therapeutics, Inc. *	58,834	1,743
Morphic Holding, Inc. *	66,194	2,492
Omnicell, Inc. *	62,736	3,681
Owens & Minor, Inc. *	129,798	1,889
PTC Therapeutics, Inc. *	49,344	2,390

Common Stocks (97.4%)	Shares/ Par +	Value $ (000’s)
Health Care continued
QuidelOrtho Corp. *	28,667	2,554
Revance Therapeutics, Inc. *	120,051	3,867
Revolution Medicines, Inc. *	114,867	2,488
Sage Therapeutics, Inc. *	55,248	2,318
Shockwave Medical, Inc. *	14,663	3,179
Syndax Pharmaceuticals, Inc. *	104,534	2,208
Vaxcyte, Inc. *	93,270	3,496
Ventyx Biosciences, Inc. *	52,623	1,763
Veracyte, Inc. *	86,117	1,920
Zentalis Pharmaceuticals, Inc. *	80,659	1,387

Total		121,371

Industrials (22.1%)
Ameresco, Inc. *	54,254	2,670
Applied Industrial Technologies, Inc.	79,393	11,284
ASGN, Inc. *	56,734	4,690
The AZEK Co., Inc. *	136,589	3,215
Boise Cascade Co.	38,284	2,421
CACI International, Inc. - Class A *	21,015	6,226
Casella Waste Systems, Inc. - Class A *	70,832	5,855
Chart Industries, Inc. *	41,392	5,191
Clean Harbors, Inc. *	25,562	3,644
Concentrix Corp.	18,400	2,237
Curtiss-Wright Corp.	35,854	6,320
ExlService Holdings, Inc. *	35,929	5,814
Exponent, Inc.	40,204	4,008
Fluor Corp. *	124,409	3,845
Herc Holdings, Inc.	23,238	2,647
Hillman Solutions Corp. *	412,383	3,472
Insperity, Inc.	60,625	7,369
ITT, Inc.	61,143	5,277
John Bean Technologies Corp.	65,523	7,161
KBR, Inc.	95,432	5,254
Rush Enterprises, Inc.	54,354	2,968
Shoals Technologies Group, Inc. *	186,439	4,249
SPX Technologies, Inc. *	83,549	5,897
Stem, Inc. *	339,645	1,926

Small Cap Growth Stock Portfolio

Common Stocks (97.4%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Tetra Tech, Inc.	9,934	1,459
Verra Mobility Corp. *	454,184	7,685
WillScot Mobile Mini Holdings Corp. *	144,906	6,793
Zurn Water Solutions Corp.	358,417	7,656

Total		137,233

Information Technology (20.8%)
Alarm.com Holdings, Inc. *	95,283	4,791
Axcelis Technologies, Inc. *	64,921	8,651
Blackbaud, Inc. *	72,994	5,058
Ceridian HCM Holding, Inc. *	37,877	2,773
Cirrus Logic, Inc. *	38,768	4,240
DigitalOcean Holdings, Inc. *	67,750	2,654
EngageSmart, Inc. *	256,257	4,933
Fabrinet *	68,444	8,128
Five9, Inc. *	47,263	3,417
Grid Dynamics Holdings, Inc. *	108,735	1,246
Guidewire Software, Inc. *	51,909	4,259
Insight Enterprises, Inc. *	64,069	9,159
Lattice Semiconductor Corp. *	42,670	4,075
Littelfuse, Inc.	13,852	3,714
Lumentum Holdings, Inc. *	35,271	1,905
Manhattan Associates, Inc. *	40,134	6,215
MKS Instruments, Inc.	42,823	3,795
Novanta, Inc. *	41,187	6,552
Perficient, Inc. *	74,180	5,355
Power Integrations, Inc.	84,941	7,189
PowerSchool Holdings, Inc. *	136,027	2,696
Rambus, Inc. *	38,797	1,989
Rapid7, Inc. *	57,613	2,645
Silicon Laboratories, Inc. *	40,544	7,099
Sprout Social, Inc. *	65,293	3,975
Squarespace, Inc. *	139,536	4,433
Super Micro Computer, Inc. *	28,669	3,055
Workiva, Inc. *	52,894	5,417

Total		129,418

Materials (4.4%)
Axalta Coating Systems, Ltd. *	227,651	6,896
Cabot Corp.	96,716	7,412
Ingevity Corp. *	46,067	3,295
Livent Corp. *	311,177	6,759

Common Stocks (97.4%)	Shares/ Par +	Value $ (000’s)
Materials continued
Louisiana-Pacific Corp.	58,021	3,145

Total		27,507

Real Estate (2.0%)
Agree Realty Corp.	47,251	3,242
Phillips Edison & Co., Inc.	176,526	5,758
Ryman Hospitality Properties, Inc.	36,948	3,315

Total		12,315

Total Common Stocks (Cost: $549,410)		605,505

Investment Companies (1.0%)
Investment Companies (1.0%)
iShares Russell 2000 Growth ETF	27,454	6,227

Total		6,227

Total Investment Companies (Cost: $6,023)		6,227

Total Investments (98.4%) (Cost: $555,433)@		611,732

Other Assets, Less Liabilities (1.6%)		9,759

Net Assets (100.0%)		621,491

Small Cap Growth Stock Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At March 31, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $555,433 and the net unrealized appreciation of investments based on that cost was $56,299 which is comprised of $102,029 aggregate gross unrealized appreciation and $45,730 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2023.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks	$605,505	$—	$—
Investment Companies	6,227	—	—

Total Assets:	$611,732	$—	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SAR	SAR
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

1